Inventories - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Cost of inventories	€ 125,203	€ 145,847
Inventory impairment loss reversed	€ 4,095	€ 5,667